Allowance for Probable Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing receivable recorded investment
Past due 30-59 days	$ 19,507	$ 48,472
Past due 60-89 days	28,372	19,594
Past due 90 days or greater	42,357	71,614
Past due 90 days or greater and still accruing	15,033	14,288	19,848
Past due, total	90,236	139,680
Loans, current	4,684,768	4,913,795
Total loans	4,775,004	5,053,475
Commercial
Financing receivable recorded investment
Past due 30-59 days	4,393	5,180
Past due 60-89 days	471	1,369
Past due 90 days or greater	3,386	1,842
Past due 90 days or greater and still accruing	2,689	1,490
Past due, total	8,250	8,391
Loans, current	760,860	765,425
Total loans	769,110	773,816
Commercial real estate: other construction and land development
Financing receivable recorded investment
Past due 30-59 days	1,107	23,426
Past due 60-89 days	2,300	4,360
Past due 90 days or greater	24,225	49,887
Past due 90 days or greater and still accruing	497	979
Past due, total	27,632	77,673
Loans, current	1,120,037	1,195,716
Total loans	1,147,669	1,273,389
Commercial real estate: farmland and commercial
Financing receivable recorded investment
Past due 30-59 days	3,127	9,467
Past due 60-89 days	21,272	10,269
Past due 90 days or greater	2,310	7,879
Past due 90 days or greater and still accruing	929	1,231
Past due, total	26,709	27,615
Loans, current	1,646,613	1,637,072
Total loans	1,673,322	1,664,687
Commercial real estate: multifamily
Financing receivable recorded investment
Past due 30-59 days	685	450
Past due 90 days or greater	353	411
Past due, total	1,038	861
Loans, current	81,910	120,738
Total loans	82,948	121,599
Residential: first lien
Financing receivable recorded investment
Past due 30-59 days	4,305	6,207
Past due 60-89 days	2,510	2,757
Past due 90 days or greater	10,645	10,295
Past due 90 days or greater and still accruing	9,657	9,382
Past due, total	17,460	19,259
Loans, current	439,271	476,463
Total loans	456,731	495,722
Residential: junior lien
Financing receivable recorded investment
Past due 30-59 days	2,035	1,433
Past due 60-89 days	410	378
Past due 90 days or greater	259	368
Past due 90 days or greater and still accruing	115	320
Past due, total	2,704	2,179
Loans, current	379,032	397,969
Total loans	381,736	400,148
Consumer
Financing receivable recorded investment
Past due 30-59 days	1,598	1,643
Past due 60-89 days	404	408
Past due 90 days or greater	915	912
Past due 90 days or greater and still accruing	882	866
Past due, total	2,917	2,963
Loans, current	71,597	91,146
Total loans	74,514	94,109
Foreign
Financing receivable recorded investment
Past due 30-59 days	2,257	666
Past due 60-89 days	1,005	53
Past due 90 days or greater	264	20
Past due 90 days or greater and still accruing	264	20
Past due, total	3,526	739
Loans, current	185,448	229,266
Total loans	$ 188,974	$ 230,005